Defined contribution pension plans (Details)	12 Months Ended
Dec. 31, 2017
Defined contribution pension plans.
Period for additional salary as compensation for time of service	1 month
Maximum
Defined contribution pension plans.
Percentage of monthly remuneration matched, contributions for employees with lower remuneration	1.50%
Percentage of monthly remuneration matched, contributions for employees with higher remuneration	6.00%